Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex industrial transformation [member] $ in Thousands	Dec. 31, 2019 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ (32,469,929)
Heavy fuel oil [member]
Disclosure of transactions between related parties [line items]
Product	(23,028,554)
Industrial diesel [member]
Disclosure of transactions between related parties [line items]
Product	(7,248,091)
Freights [member]
Disclosure of transactions between related parties [line items]
Product	(11,772)
Natural gas [member]
Disclosure of transactions between related parties [line items]
Product	(1,135,644)
Fuel Oil [member]
Disclosure of transactions between related parties [line items]
Product	(562,289)
Transport of natural gas [member]
Disclosure of transactions between related parties [line items]
Product	$ (483,579)